PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property, equipment and leasehold

	December 31,
	2021	2020
Furniture and fixtures	$910,169	$883,491
Computers, office equipment and software	1,754,737	1,759,659
Leasehold improvements	505,425	770,629
Property plant and equipment gross	3,170,331	3,413,779
Less: accumulated depreciation and amortization	(2,696,669)	(2,613,708)
Property plant and equipment net	$473,662	$800,071